Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Basic and diluted net loss per (in Dollars per share)	$ (0.09)
Class A Common Stock
Weighted average Class A common stock outstanding, diluted	6,124,245
Common Stock Subject to Redemption | Previously Reported
Weighted average Class A common stock outstanding, diluted			17,250,000	6,462,329
Basic and diluted net loss per (in Dollars per share)			$ (0.17)	$ (0.05)
Non-Redeemable Common Stock | Previously Reported
Weighted average Class A common stock outstanding, diluted			4,502,250	4,029,134
Basic and diluted net loss per (in Dollars per share)			$ (0.17)	$ (0.05)